Stockholders' Equity - Schedule Fair Value of the warrants (Details)	Jul. 11, 2023
Exercise price [Member]
Schedule Fair Value of the warrants [Line Items]
Fair value of warrants	2.44
Stock Price [Member]
Schedule Fair Value of the warrants [Line Items]
Fair value of warrants	1.28
Term [Member]
Schedule Fair Value of the warrants [Line Items]
Fair value of warrants	4.04
Volatility [Member] | Minimum [Member]
Schedule Fair Value of the warrants [Line Items]
Fair value of warrants	115.59
Volatility [Member] | Maximum [Member]
Schedule Fair Value of the warrants [Line Items]
Fair value of warrants	166.99
Risk-free interest rate [Member]
Schedule Fair Value of the warrants [Line Items]
Fair value of warrants	4.52
Dividend yield [Member]
Schedule Fair Value of the warrants [Line Items]
Fair value of warrants	0